Financial Instruments and Significant Concentrations (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Revenue, Net	$ 154,729	$ 113,438	$ 160,175	$ 118,163	$ 85,348
United States of America
Schedule of Cost-method Investments [Line Items]
Revenue, Net	105,120	77,986	110,746	82,803	62,341
International
Schedule of Cost-method Investments [Line Items]
Revenue, Net	$ 49,609	$ 35,452	$ 49,429	$ 35,360	$ 23,007